Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Jul. 26, 2021	Jun. 30, 2021	Dec. 31, 2020
Purchase price per share			$ 0.13
Series A Convertible Preferred Stock [Member]
Purchase price per share	$ 0.60	$ 0.60		$ 0.60	$ 0.60